General Information - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 03, 2025	Aug. 26, 2025	Jun. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reclassifications or changes in presentation [line items]
Cash				$ 6,438,909	$ 4,228,944
Current liabilities				685,024	673,207
Net decrease in cash				2,209,965	639,700	$ (5,763,294)
Accumulated deficit				29,612,994	24,589,244
Cash flows used in operating activities				$ (4,621,892)	$ (4,563,576)	(6,396,922)
Number of shares issued				579,218	173,679
Net proceeds				$ 2,782,707	$ 5,128,186	$ 234
At-the-Market Offering
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued	35,200	88,060	15,641
Average price of shares	$ 20.9375	$ 24.3225	$ 49.8275
Net proceeds	$ 712,000	$ 2,070,706	$ 754,511